Property and Equipment,Net - Summary of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 202,301		¥ 123,332
Less: accumulated depreciation	(97,078)		(58,163)
Property, equipment and software, net	105,223	$ 16,126	65,169
Electronic Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	127,650		71,778
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	47,988		35,171
Software
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	18,683		10,416
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 7,980		¥ 5,967